Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 543		$ 784		$ 764
Cost of revenue	751		981		1,869		178
Gross loss	(208)		(197)		(1,105)		(178)
Research and development, net	2,429		2,652		5,215		4,163		1,523
Sales and marketing, net	830		1,331		3,041		1,672		987
General and administrative	1,792		1,528		2,850		2,189		2,028
Operating loss	(5,259)		(5,708)		(12,211)		(8,202)		(4,538)
Finance income, net	22		306		456		377		(43)
Loss before income tax					(11,755)		(7,825)		(4,581)
Income tax benefit
Net loss	$ (5,237)		$ (5,402)		$ (11,755)		$ (7,825)		$ (4,581)
Net loss per ordinary share attributable to shareholders basic	$ (0.59)	[1]	$ (0.91)	[1]	$ (1.99)	[2]	$ (1.51)	[2]	$ (2.27)	[2]
Net loss per ordinary share attributable to shareholders diluted	$ (0.59)	[1]	$ (0.91)	[1]	$ (1.99)	[2]	$ (1.51)	[2]	$ (2.27)	[2]
Weighted average ordinary shares outstanding basic	8,854	[1]	5,912	[1]	5,912	[2]	5,166	[2]	2,020	[2]
Weighted average ordinary shares outstanding diluted	8,854	[1]	5,912	[1]	5,912	[2]	5,166	[2]	2,020	[2]

[1]	All share and per share information retroactively reflects reverse stock split – see note 1.
[2]	Adjusted to reflect reverse stock split, see Note 11